UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06471

Invesco Trust for Investment Grade Municipals

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

Sheri Morris 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 8/31/21

ITEM 1.    REPORTS TO STOCKHOLDERS.

(a) The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

(b) Not Applicable.

Semiannual Report to Shareholders	August 31, 2021

Invesco Trust for Investment Grade Municipals
NYSE: VGM

2	Trust Performance
2	Share Repurchase Program Notice
3	Dividend Reinvestment Plan
4	Schedule of Investments
23	Financial Statements
27	Financial Highlights
28	Notes to Financial Statements
33	Approval of Investment Advisory and Sub-Advisory Contracts
35	Proxy Results

Unless otherwise noted, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Trust Performance

Performance summary
Cumulative total returns, 2/28/21 to 8/31/21

Trust at NAV	4.88%
Trust at Market Value	10.34
S&P Municipal Bond Index▼ (Broad Market Index)	2.50
S&P Municipal Bond 5+ Year Investment Grade Index▼ (Style-Specific Index)	2.99
Lipper Closed-End General and Insured Municipal Leveraged Debt Funds Index∎ (Peer Group Index)	4.64
Market Price Premium to NAV as of 8/31/21	0.21

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Investment return, net asset value (NAV) and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.

Since the Trust is a closed-end management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.

The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.

The S&P Municipal Bond 5+ Year Investment Grade Index seeks to measure the performance of investment-grade US municipal bonds with maturities equal to or greater than five years.

The Lipper Closed-End General and Insured Municipal Leveraged Debt Funds Index is an unmanaged index considered representative of closed-end general and insured leveraged municipal debt funds tracked by Lipper.

The Trust is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Trust may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Important Notice Regarding Share Repurchase Program

In September 2021, the Board of Trustees of the Trust approved a share repurchase program that allows the Trust to repurchase up to 25% of the 20-day average trading volume of the Trust’s common shares when the Trust is trading at a 10% or greater discount to its net asset value. The Trust will repurchase shares pursuant to this program if the Adviser reasonably believes that such repurchases may enhance shareholder value.

2	Invesco Trust for Investment Grade Municipals

Dividend Reinvestment Plan

The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end Trust (the Trust). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Trust, allowing you to potentially increase your investment over time. All shareholders in the Trust are automatically enrolled in the Plan when shares are purchased.

Plan benefits

∎ Add to your account:

You may increase your shares in your Trust easily and automatically with the Plan.

∎ Low transaction costs:

Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Trust is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Trust, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.

∎ Convenience:

You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at invesco.com/closed-end.

∎ Safekeeping:

The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan

If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll

If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting invesco.com/closed-end, by calling toll-free 800 341 2929 or by notifying us in writing at Invesco Closed-End Funds, Computer-share Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. If you are writing to us, please include the Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works

If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Trust is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Trust is trading above or below NAV, the price is determined by one of two ways:

1.	Premium: If the Trust is trading at a premium – a market price that is higher than its NAV – you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Trust trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.

2.	Discount: If the Trust is trading at a discount – a market price that is lower than its NAV – you’ll pay the market price for your reinvested shares.

Costs of the Plan

There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Trust. If the Trust is trading at or above its NAV, your new shares are issued directly by the Trust and there are no brokerage charges or fees. However, if the Trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications

The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.

Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan

You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/ closed-end or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:

1.

If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.

2.

If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.

3.

You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Trust and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Trust. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.

To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/closed-end.

3	Invesco Trust for Investment Grade Municipals

Schedule of Investments

August 31, 2021

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–162.67%(a)
Alabama–3.06%
Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB	5.00%	11/15/2046	$4,875	$5,786,883
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	245	259,335
Birmingham (City of), AL Water Works Board;
Series 2015 A, Ref. RB(b)(c)(d)	5.00%	01/01/2025	4,995	5,785,043
Series 2016 B, Ref. RB(b)(c)	5.00%	01/01/2027	1,260	1,555,631
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB(e)	5.50%	01/01/2043	2,525	1,684,080
Lower Alabama Gas District (The);
Series 2016 A, RB	5.00%	09/01/2046	1,635	2,432,499
Series 2016 A, RB(d)	5.00%	09/01/2046	2,700	4,016,970
Southeast Energy Authority A Cooperative District No. 2; Series 2021 B, RB(c)	4.00%	12/01/2031	895	1,106,729
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(f)	5.25%	05/01/2044	835	983,384
				23,610,554

Alaska–0.62%
Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB(d)	5.50%	10/01/2041	4,755	4,773,202

Arizona–4.08%
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	2,210	2,516,065
Arizona (State of) Industrial Development Authority;
Series 2019-2, Class A, Ctfs.	3.63%	05/20/2033	1,104	1,257,945
Series 2020 A, RB(f)	5.00%	12/15/2050	410	472,270
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community);
Series 2019 A, RB	5.00%	01/01/2037	1,000	1,049,897
Series 2019 A, RB	5.00%	01/01/2038	1,000	1,050,816
Series 2019 B, RB	5.13%	01/01/2054	85	85,049
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2017 A, Ref. RB(f)	5.25%	07/01/2052	1,250	1,284,937
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2029	1,105	1,218,280
Series 2017, Ref. RB	5.00%	11/15/2045	905	971,764
Goodyear (City of), AZ; Series 2020, RB (INS - AGM)(g)	4.00%	07/01/2045	1,750	2,053,860
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(f)	5.00%	07/01/2054	230	267,987
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(f)	6.50%	07/01/2034	510	589,168
Phoenix (City of), AZ Industrial Development Authority (Rowan University); Series 2012, RB	5.00%	06/01/2042	3,175	3,277,319
Phoenix Civic Improvement Corp.;
Series 2017 A, RB(h)	5.00%	07/01/2042	1,585	1,920,399
Series 2017 A, RB(h)	5.00%	07/01/2047	2,535	3,044,565
Series 2020, RB(d)	5.00%	07/01/2049	3,070	3,850,305
Series 2020-XM0924, RB(d)	5.00%	07/01/2044	2,040	2,639,084
Pima (County of), AZ Industrial Development Authority (American Leadership Academy); Series 2019, Ref. RB(f)	5.00%	06/15/2052	365	388,503
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(f)	5.38%	07/01/2052	1,215	1,279,176
Salt Verde Financial Corp.; Series 2007, RB	5.00%	12/01/2037	815	1,152,967
Yuma (City of), AZ Industrial Development Authority (Regional Medical Center); Series 2014 A, RB	5.00%	08/01/2029	1,000	1,128,531
				31,498,887

Arkansas–0.08%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2039	500	628,780

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–17.28%
Bay Area Toll Authority (San Francisco Bay Area);
Series 2017 F-1, RB(b)(c)(d)(i)	5.00%	04/01/2027	$2,550	$3,180,729
Series 2017, Ref. RB	4.00%	04/01/2037	2,200	2,554,990
Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds(j)	0.00%	08/01/2028	1,250	1,177,312
California (County of), CA Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(j)	0.00%	06/01/2055	11,260	923,761
California (County of), CA Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 A, Ref. RB	4.00%	06/01/2040	300	362,914
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	100	124,439
Series 2020 B-2, Ref. RB(j)	0.00%	06/01/2055	1,700	346,122
California (State of);
Series 2012, GO Bonds	5.25%	04/01/2035	3,800	3,911,402
Series 2012, GO Bonds	5.00%	04/01/2042	2,790	2,866,252
Series 2013, GO Bonds	5.00%	04/01/2037	1,850	1,985,514
Series 2013, Ref. GO Bonds	5.25%	09/01/2030	2,500	2,749,781
Series 2019, Ref. GO Bonds	5.00%	11/01/2039	2,140	2,715,826
Series 2020-XM0909, GO Bonds(d)	3.00%	11/01/2050	2,375	2,557,981
Series 2020-XX1123, Ctfs.(d)(i)	4.00%	03/01/2046	3,070	3,633,060
California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB(f)	5.00%	04/01/2049	855	972,397
California (State of) Educational Facilities Authority (Stanford University); Series 2019 V-1, RB	5.00%	05/01/2049	350	546,299
California (State of) Housing Finance Agency;
Series 2019 A-2, RB	4.00%	03/20/2033	497	593,706
Series 2021-1, Class A, Ctfs.	3.50%	11/20/2035	845	1,001,237
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds); Series 2019, RB	5.00%	08/01/2044	2,080	2,616,820
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy); Series 2018 A, RB(f)	5.00%	06/01/2048	195	224,952
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2035	1,280	1,613,933
California (State of) Municipal Finance Authority (Green Bonds); Series 2021, RB (INS - BAM)(g)	4.00%	05/15/2046	620	733,336
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(h)	5.00%	12/31/2038	1,515	1,856,639
Series 2018 A, RB(h)	5.00%	12/31/2043	2,055	2,499,910
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase I); Series 2017 A, RB	5.00%	06/01/2042	1,025	1,252,280
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, Ref. RB(h)	4.00%	07/15/2029	1,700	1,985,472
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB	5.00%	08/01/2039	255	288,764
California (State of) Pollution Control Finance Authority;
Series 2012, RB(f)(h)	5.00%	07/01/2027	1,255	1,347,799
Series 2012, RB(f)(h)	5.00%	07/01/2030	1,650	1,771,691
Series 2012, RB(f)(h)	5.00%	07/01/2037	3,610	3,785,719
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2044	875	991,244
Series 2016 A, RB(f)	5.00%	12/01/2041	1,380	1,554,520
Series 2016 A, RB(f)	5.25%	12/01/2056	1,025	1,152,822
California State University; Series 2020-XM0923, RB(d)	5.00%	11/01/2048	2,110	2,634,491
CSCDA Community Improvement Authority (Jefferson-Anaheim Social Bonds); Series 2021 A, RB(f)	3.13%	08/01/2056	850	867,099
CSCDA Community Improvement Authority (Social Bonds);
Series 2021 A-2, RB(f)	4.00%	09/01/2056	850	938,407
Series 2021, RB(f)	4.00%	08/01/2056	510	564,047
Daly City (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	535	535,987
Foothill-Eastern Transportation Corridor Agency;
Series 1995 A, RB(b)(j)	0.00%	01/01/2023	10,750	10,721,446
Series 2015, Ref. RB (INS - AGM)(g)(j)	0.00%	01/15/2034	4,225	3,320,510

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Golden State Tobacco Securitization Corp.;
Series 2013 A, RB	5.00%	06/01/2030	$1,400	$1,517,627
Series 2015, Ref. RB(b)(c)	5.00%	06/01/2025	2,755	3,233,737
Series 2015, Ref. RB	5.00%	06/01/2040	2,245	2,588,340
Series 2018 A-1, Ref. RB	5.00%	06/01/2035	1,395	1,703,162
Series 2018 A-1, Ref. RB	5.00%	06/01/2047	1,165	1,203,830
Long Beach (City of), CA; Series 2020-XM0865, Ctfs.(d)	7.15%	05/15/2044	2,045	2,588,361
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds); Series 2020 A, RB	4.00%	12/01/2043	3,400	4,058,296
M-S-R Energy Authority;
Series 2009 A, RB	6.50%	11/01/2039	2,315	3,805,623
Series 2009 B, RB	6.13%	11/01/2029	990	1,254,815
Series 2009 B, RB	7.00%	11/01/2034	595	936,011
Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(k)	6.25%	08/01/2043	2,055	2,355,009
San Buenaventura (City of), CA (Community Memorial Health System); Series 2011, RB(b)(c)	7.50%	12/01/2021	2,460	2,504,162
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2016 B, RB(h)	5.00%	05/01/2041	5,000	5,918,968
Series 2019 A, Ref. RB(h)	5.00%	05/01/2036	1,195	1,504,813
Series 2019 A, Ref. RB(h)	5.00%	05/01/2039	2,400	3,000,900
San Francisco (City & County of), CA Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, RB(b)(c)(d)	5.00%	11/01/2036	5,070	5,110,780
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, RB	5.50%	09/01/2032	685	741,910
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(j)	0.00%	06/01/2041	3,560	1,178,719
University of California;
Series 2018 AZ, Ref. RB(d)	4.00%	05/15/2048	2,460	2,834,126
Series 2020 BE, Ref. RB	5.00%	05/15/2042	3,020	3,885,599
Series 2020 BE, Ref. RB	4.00%	05/15/2047	2,385	2,821,107
Series 2021-XF1212, Revenue Ctfs.(d)	4.00%	05/15/2051	2,605	3,105,294
				133,312,799

Colorado–4.49%
Arkansas (State of) River Power Authority; Series 2006, RB(b)	5.88%	10/01/2026	1,260	1,462,958
Belford North Metropolitan District; Series 2020 A, GO Bonds	5.50%	12/01/2050	1,060	1,165,642
Colorado (State of) Board of Governors;
Series 2012 A, RB (CEP - Colorado Higher Education Intercept Program)(b)(c)(d)	5.00%	03/01/2022	3,000	3,073,208
Series 2012 A, RB(b)(c)(d)	5.00%	03/01/2041	2,650	2,714,667
Colorado (State of) Health Facilities Authority; Series 2020-XX1130, Ctfs.(d)(i)	5.00%	08/01/2044	1,275	1,582,590
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group); Series 2021 A, Ref. RB	4.00%	11/15/2046	760	914,777
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048	1,195	1,459,203
Colorado (State of) Health Facilities Authority (Commonspirit Health); Series 2019 A-2, Ref. RB	4.00%	08/01/2049	1,705	1,951,878
Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society (The));
Series 2013, RB(b)(c)	5.63%	06/01/2023	500	547,378
Series 2017, Ref. RB(b)(c)	5.00%	06/01/2027	600	743,934
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, RB	5.25%	07/01/2027	670	670,427
Series 2007 A, RB	5.30%	07/01/2037	345	344,999
Colorado (State of) High Performance Transportation Enterprise (C-470 Express Lanes); Series 2017, RB	5.00%	12/31/2047	945	1,079,776
Colorado (State of) Science and Technology Park Metropolitan District No. 1; Series 2018, Ref. RB	5.00%	12/01/2033	500	541,225
Colorado Crossing Metropolitan District No. 2; Series 2020 A-1, Ref. GO Bonds	5.00%	12/01/2047	500	543,320
Denver (City & County of), CO;
Series 2012 B, RB(b)(c)	5.00%	11/15/2022	1,750	1,851,732
Series 2018 A, Ref. RB(d)(h)	5.25%	12/01/2048	1,795	2,232,149
Series 2018 A-2, RB(j)	0.00%	08/01/2034	1,730	1,185,660
Great Western Metropolitan District; Series 2020, Ref. GO Bonds	4.75%	12/01/2050	470	513,800
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	740	797,818
Neu Towne Metropolitan District; Series 2018 A, Ref. GO Bonds	5.38%	12/01/2046	720	773,607
North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.00%	12/01/2040	665	740,621
Public Authority for Colorado Energy; Series 2008, RB	6.50%	11/15/2038	3,915	6,114,300

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Village Metropolitan District (The); Series 2020, Ref. GO Bonds	5.00%	12/01/2049	$875	$986,215
White Buffalo Metropolitan District No. 3; Series 2020, GO Bonds	5.50%	12/01/2050	600	661,383
				34,653,267

District of Columbia–3.10%
District of Columbia; Series 2014 C, GO Bonds(d)	5.00%	06/01/2035	7,050	7,908,780
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	695	723,032
District of Columbia Water & Sewer Authority; Series 2013 A, RB(c)(d)	5.00%	10/01/2023	3,080	3,390,189
Metropolitan Washington Airports Authority; Series 2021 A, Ref. RB(h)	4.00%	10/01/2038	2,500	3,035,455
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement);
Series 2014 A, Ref. RB	5.00%	10/01/2053	6,720	6,884,283
Series 2019 B, Ref. RB	4.00%	10/01/2049	1,705	1,963,534
				23,905,273

Florida–9.12%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics); Series 2019, RB	4.00%	12/01/2049	515	598,401
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB (Acquired 09/19/2013; Cost $1,002,245)(l)	8.13%	11/15/2041	1,000	1,001,050
Broward (County of), FL;
Series 2013 C, RB(b)(c)	5.25%	10/01/2023	2,380	2,629,414
Series 2015 A, RB(h)	5.00%	10/01/2045	1,440	1,676,468
Series 2017, RB(d)(h)(i)	5.00%	10/01/2047	2,645	3,193,403
Series 2019 B, RB(h)	4.00%	09/01/2044	850	978,083
Cape Coral (City of), FL Health Facilities Authority (Gulf Care, Inc.); Series 2015, Ref. RB(f)	6.00%	07/01/2045	255	274,902
Central Florida Expressway Authority; Series 2020-XX1136, Ctfs.(d)(i)	5.00%	07/01/2049	2,430	3,029,368
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (Acquired 12/16/2013; Cost $1,309,157)(e)(f)(l)	7.75%	05/15/2035	1,340	911,200
Davie (Town of), FL (Nova Southeastern University); Series 2013 A, RB(b)(c)	6.00%	04/01/2023	1,450	1,582,403
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048	3,080	3,589,321
Florida Development Finance Corp. (Green Bonds); Series 2019 B, RB(f)(h)	7.38%	01/01/2049	680	747,674
Gainesville (City of), FL (Utilities System); Series 2019 A, RB	5.00%	10/01/2044	1,250	1,575,746
Gramercy Farms Community Development District; Series 2011, Ref. RB(m)	0.00%	05/01/2039	1,340	696,800
Greater Orlando Aviation Authority; Series 2019 A, RB(h)	4.00%	10/01/2044	2,250	2,616,013
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB(h)	5.00%	10/01/2048	2,120	2,613,766
JEA Electric System; Series 2012 3B, RB(b)(c)	5.00%	10/01/2021	215	215,841
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2040	660	760,018
Series 2020 A, Ref. RB	5.75%	08/15/2050	290	333,219
Series 2020 A, Ref. RB	5.75%	08/15/2055	1,070	1,223,199
Series 2020 B-3, Ref. RB	3.38%	08/15/2026	425	428,830
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2044	955	1,057,683
Miami-Dade (County of), FL;
Series 2012 A, Ref. RB(b)(c)(h)	5.00%	10/01/2022	1,000	1,051,671
Series 2012 B, Ref. RB(b)(c)	5.00%	10/01/2022	1,180	1,242,295
Series 2016 A, Ref. RB	5.00%	10/01/2041	2,855	3,423,927
Series 2021 B-1, Ref. RB(h)	4.00%	10/01/2046	1,365	1,577,974
Series 2021 B-1, Ref. RB(h)	4.00%	10/01/2050	2,900	3,339,219
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami); Series 2018 A, RB(d)	5.00%	04/01/2053	3,945	4,714,128
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, Ref. RB	5.00%	07/01/2040	4,250	4,264,248
Miami-Dade (County of), FL Health Facilities Authority (Miami Children’s Hospital); Series 2010, Ref. RB	6.13%	08/01/2042	255	256,041
Orange (County of), FL Housing Finance Authority (H.A.N.D.S., Inc.); Series 1995 A, RB	7.00%	10/01/2025	495	497,184
Orlando (City of), FL Greater Orlando Aviation Authority; Series 2017 A, RB(h)	5.00%	10/01/2047	3,465	4,183,418

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Osceola (County of), FL;
Series 2020 A-2, Ref. RB(j)	0.00%	10/01/2044	$1,000	$481,760
Series 2020 A-2, Ref. RB(j)	0.00%	10/01/2051	1,200	438,589
Series 2020 A-2, Ref. RB(j)	0.00%	10/01/2052	460	161,598
Series 2020 A-2, Ref. RB(j)	0.00%	10/01/2053	455	153,693
Series 2020 A-2, Ref. RB(j)	0.00%	10/01/2054	390	126,644
Palm Beach (County of), FL Health Facilities Authority; Series 2020, RB	5.00%	06/01/2055	510	555,353
Palm Beach (County of), FL Solid Waste Authority; Series 2016, RB(d)	5.00%	10/01/2031	3,860	3,875,101
Putnam (County of), FL Development Authority (Seminole Electric Cooperative); Series 2018 B, Ref. PCR	5.00%	03/15/2042	855	1,030,370
Reunion East Community Development District;
Series 2005, RB(e)(m)	5.80%	05/01/2036	348	4
Series 2015-2, RB	6.60%	05/01/2036	305	305,756
Sterling Hill Community Development District; Series 2003 A, RB(m)(n)	6.20%	05/01/2035	1,149	689,526
Sumter (County of), FL Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, RB	5.25%	07/01/2044	1,000	1,099,287
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,380	1,560,330
Tender Option Bond Trust Receipts/Certificates; Series 2021-XM0942, Revenue Ctfs.(d)	4.00%	10/01/2051	3,025	3,599,287
				70,360,205

Georgia–3.45%
Atlanta (City of), GA; Series 2015, Ref. RB(d)	5.00%	11/01/2040	12,580	14,580,453
Augusta (City of), GA Development Authority; Series 2018, RB	4.00%	07/01/2038	3,090	3,327,485
Brookhaven Development Authority;
Series 2020, RB(d)(i)	4.00%	07/01/2044	1,150	1,346,315
Series 2020, RB(d)(i)	4.00%	07/01/2049	1,710	1,988,810
Fulton (County of), GA Development Authority (Wellstar Health System, Inc.); Series 2017, RB	5.00%	04/01/2042	1,000	1,204,045
Georgia (State of) Municipal Electric Authority of Georgia (Plant Vogtle Units 3 & 4); Series 2021 A, Ref. RB	4.00%	01/01/2051	1,000	1,151,057
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System); Series 2017, RAC	5.00%	08/01/2047	1,000	1,186,908
Main Street Natural Gas, Inc.; Series 2021 C, RB(c)	4.00%	12/01/2028	1,535	1,837,281
				26,622,354

Hawaii–0.79%
Hawaii (State of);
Series 2015 A, RB(h)	5.00%	07/01/2045	1,740	2,010,520
Series 2018 A, RB(h)	5.00%	07/01/2043	1,565	1,923,259
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2013 A, Ref. RB(b)	5.50%	07/01/2043	2,000	2,174,016
				6,107,795

Idaho–0.12%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	885	922,948

Illinois–16.26%
Bartlett (Village of), IL (Quarry Redevelopment); Series 2007, Ref. RB	5.60%	01/01/2023	735	736,676
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2037	1,075	1,224,700
Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	435	494,976
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2042	350	397,469
Series 2011 A, RB(b)(c)	5.25%	01/01/2022	2,910	2,959,612
Series 2012 A, GO Bonds	5.00%	01/01/2033	855	866,540
Series 2012 A, GO Bonds (INS - BAM)(g)	5.00%	01/01/2033	2,025	2,049,321
Series 2012, RB	5.00%	01/01/2042	2,745	2,783,575
Series 2014, RB	5.00%	11/01/2044	895	1,004,854
Series 2014, Ref. RB (INS - AGM)(g)	5.00%	01/01/2032	1,200	1,283,109
Series 2015 A, GO Bonds	5.50%	01/01/2033	3,475	3,966,109
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	2,075	2,581,892
Series 2017-2, Ref. RB (INS - AGM)(g)	5.00%	11/01/2038	1,500	1,841,550

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of), IL (Midway Airport);
Series 2013 A, Ref. RB(h)	5.50%	01/01/2032	$2,770	$2,947,671
Series 2014 A, Ref. RB(h)	5.00%	01/01/2041	1,275	1,400,482
Chicago (City of), IL (O’Hare International Airport);
Series 2015 C, RB(h)	5.00%	01/01/2046	865	982,031
Series 2015 D, RB	5.00%	01/01/2046	605	691,362
Series 2016 C, Ref. RB	5.00%	01/01/2037	1,720	2,022,992
Series 2017 D, RB	5.25%	01/01/2042	1,385	1,679,538
Chicago (City of), IL Board of Education;
Series 2017 H, GO Bonds	5.00%	12/01/2046	655	784,318
Series 2018 A, Ref. GO Bonds (INS - AGM)(g)	5.00%	12/01/2032	735	919,878
Series 2018 A, Ref. GO Bonds	5.00%	12/01/2035	750	930,644
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2022	1,025	1,082,843
Chicago (City of), IL Metropolitan Water Reclamation District; Series 2007 B, Ref. GO Bonds	5.25%	12/01/2035	3,220	4,748,547
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2016 E, GO Bonds	5.00%	12/01/2045	1,785	2,132,692
Chicago (City of), IL Transit Authority;
Series 2011, RB(b)(c)(d)(i)	5.25%	12/01/2036	5,760	5,833,445
Series 2014, RB	5.00%	12/01/2044	3,485	3,970,057
Chicago Park District;
Series 2020 D, GO Bonds (INS - BAM)(g)	4.00%	01/01/2035	1,000	1,191,309
Series 2020 D, GO Bonds (INS - BAM)(g)	4.00%	01/01/2039	1,320	1,554,239
Cook (County of), IL; Series 2021 A, Ref. RB	4.00%	11/15/2039	785	935,569
Illinois (State of);
Series 2013, GO Bonds (INS - BAM)(g)	5.50%	07/01/2038	2,525	2,744,274
Series 2014, GO Bonds	5.25%	02/01/2034	1,300	1,435,382
Series 2014, GO Bonds	5.00%	05/01/2035	370	407,671
Series 2014, GO Bonds	5.00%	05/01/2036	1,150	1,266,448
Series 2016, GO Bonds	5.00%	11/01/2036	930	1,081,933
Series 2017 A, GO Bonds	5.00%	12/01/2036	750	895,959
Series 2017 C, GO Bonds	5.00%	11/01/2029	270	327,556
Series 2017 D, GO Bonds	5.00%	11/01/2023	1,825	2,006,519
Series 2017 D, GO Bonds	5.00%	11/01/2024	85	96,905
Series 2017 D, GO Bonds	5.00%	11/01/2026	1,325	1,598,310
Series 2018 A, GO Bonds	6.00%	05/01/2027	780	993,940
Series 2018 A, GO Bonds	5.00%	05/01/2030	1,255	1,539,859
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2021	2,120	2,128,241
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2022	600	630,767
Series 2020, GO Bonds	5.50%	05/01/2039	1,710	2,203,858
Illinois (State of) Finance Authority (Art Institute of Chicago);
Series 2012, RB(b)(c)	5.00%	03/01/2022	5	5,119
Series 2012, RB(b)(c)	5.00%	03/01/2022	995	1,019,027
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB(b)(c)	5.00%	09/01/2024	1,470	1,678,844
Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(h)	8.00%	06/01/2032	370	370,564
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB	5.00%	11/01/2040	60	68,774
Series 2019 A, Ref. RB	5.00%	11/01/2049	565	640,512
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2015 A, Ref. RB	5.00%	11/15/2045	2,430	2,834,774
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	1,411	1,417,606
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	1,000	1,002,407
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	2,115	2,434,190
Illinois (State of) Finance Authority (Three Crowns Park);
Series 2017, Ref. RB	5.00%	02/15/2032	155	169,950
Series 2017, Ref. RB	5.25%	02/15/2037	200	219,714
Series 2017, Ref. RB	5.25%	02/15/2047	850	928,184
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB(b)(c)(d)	5.25%	04/01/2023	3,720	4,017,536
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, RB (INS - AGM)(g)(j)	0.00%	12/15/2029	2,800	2,441,180
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2015 A, RB	5.50%	06/15/2053	1,800	2,085,628

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Sports Facilities Authority (The);
Series 2014, Ref. RB (INS - AGM)(g)	5.25%	06/15/2031	$1,235	$1,366,595
Series 2014, Ref. RB (INS - AGM)(g)	5.25%	06/15/2032	1,125	1,242,592
Illinois (State of) Toll Highway Authority;
Series 2013 A, RB(d)	5.00%	01/01/2038	3,875	4,104,866
Series 2015 A, RB(d)	5.00%	01/01/2040	6,480	7,500,735
Peoria (County of), IL; Series 2011, GO Bonds(d)	5.00%	12/15/2041	1,800	1,806,821
Regional Transportation Authority;
Series 2000, RB (INS - NATL)(g)	6.50%	07/01/2030	2,305	3,112,057
Series 2002 A, RB (INS - NATL)(g)	6.00%	07/01/2029	1,175	1,585,705
Series 2018 B, RB	5.00%	06/01/2040	2,360	2,933,513
Sales Tax Securitization Corp.; Series 2018 A, Ref. RB(d)	5.00%	01/01/2048	4,275	5,121,619
				125,464,134

Indiana–3.01%
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, RB(b)(c)	5.25%	10/01/2021	3,505	3,519,417
Indiana (State of) Finance Authority (Kings Daughters Hospital & Health); Series 2010, RB	5.50%	08/15/2045	1,000	1,003,646
Indiana (State of) Finance Authority (KIPP Indianapolis, Inc.); Series 2020 A, RB	5.00%	07/01/2040	170	195,722
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013 A, RB(h)	5.00%	07/01/2035	500	540,031
Series 2013 A, RB(h)	5.00%	07/01/2048	715	770,572
Series 2013, RB(h)	5.00%	07/01/2040	3,960	4,273,316
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.);
Series 2012 A, RB	5.00%	06/01/2032	1,825	1,872,342
Series 2012 A, RB	5.00%	06/01/2039	2,680	2,743,383
Indiana (State of) Municipal Power Agency;
Series 2013 A, RB(b)(c)	5.25%	07/01/2023	1,500	1,638,628
Series 2016 A, Ref. RB	5.00%	01/01/2042	1,260	1,508,412
Indianapolis Local Public Improvement Bond Bank; Series 2013 F, RB(d)	5.00%	02/01/2030	3,300	3,505,292
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB(h)	6.75%	01/01/2034	1,500	1,689,621
				23,260,382

Iowa–1.47%
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	1,425	1,466,466
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, RB	5.25%	12/01/2025	1,325	1,445,460
Series 2013, Ref. RB(c)	5.25%	12/01/2037	1,290	1,416,449
Series 2019, Ref. RB	3.13%	12/01/2022	295	300,786
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2016, RB	5.00%	05/15/2041	510	583,509
Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	5.00%	06/01/2031	800	1,082,340
Series 2021 A-2, Ref. RB	4.00%	06/01/2049	950	1,105,597
Series 2021 B-1, Ref. RB	0.38%	06/01/2030	75	75,115
Series 2021 B-1, Ref. RB	4.00%	06/01/2049	1,475	1,709,547
Series 2021 B-2, Ref. RB(j)	0.00%	06/01/2065	11,305	2,127,318
				11,312,587

Kansas–0.56%
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, RB	5.75%	07/01/2038	1,400	1,536,974
Wyandotte (County of) & Kansas City (City of), KS Unified Government; Series 2014 A, Ref. RB	5.00%	09/01/2044	2,470	2,771,509
				4,308,483

Kentucky–2.24%
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(c)(o)	1.42%	02/01/2025	720	726,053
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS - AGM)(g)	5.00%	12/01/2047	1,140	1,201,670

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–(continued)
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2040	$2,030	$2,254,429
Series 2015 A, RB	5.00%	01/01/2045	340	375,551
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.);
Series 2017 A, Ref. RB	5.25%	06/01/2041	1,290	1,531,882
Series 2017 A, Ref. RB	5.00%	06/01/2045	1,035	1,198,556
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State); Series 2019 A, Ref. RB	4.00%	09/01/2045	1,000	1,105,282
Kentucky (Commonwealth of) Public Energy Authority; Series 2019 C, RB(c)	4.00%	02/01/2028	1,520	1,801,424
Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, RB	5.75%	07/01/2049	1,000	1,095,539
Kentucky Bond Development Corp.; Series 2020, RB (INS - BAM)(d)(g)(i)	5.00%	09/01/2044	3,920	4,905,889
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, RB	5.50%	10/01/2033	1,000	1,102,963
				17,299,238

Louisiana–1.38%
Jefferson Sales Tax District; Series 2019 B, RB (INS - AGM)(g)	4.00%	12/01/2039	1,000	1,203,069
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. John the Baptist) (Green Bonds); Series 2019, RB(f)	3.90%	11/01/2044	975	1,064,665
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway); Series 2016, RB	5.00%	07/01/2051	1,165	1,332,644
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana); Series 2020, Ref. RB	4.00%	04/01/2050	680	785,437
New Orleans (City of), LA Aviation Board; Series 2015 B, RB(h)	5.00%	01/01/2040	1,000	1,136,357
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 A, RB (INS - AGM)(g)	5.00%	10/01/2043	455	556,273
St. Charles (Parish of), LA (Valero Energy Corp.); Series 2010, RB(c)	4.00%	06/01/2022	1,000	1,027,470
Tobacco Settlement Financing Corp.;
Series 2013 A, Ref. RB	5.25%	05/15/2031	320	321,204
Series 2013 A, Ref. RB	5.25%	05/15/2032	1,680	1,735,779
Series 2013 A, Ref. RB	5.25%	05/15/2033	1,415	1,461,163
				10,624,061

Maryland–1.16%
Brunswick (City of), MD (Brunswick Crossing); Series 2019, RB	5.00%	07/01/2036	399	476,896
Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare Obligated Group); Series 2016 A, RB	5.50%	01/01/2046	1,540	1,847,829
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2016, Ref. RB	5.00%	07/01/2047	790	934,112
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB(b)(c)	5.00%	07/01/2024	1,620	1,838,381
Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University);
Series 2021, Ref. RB	4.00%	06/01/2051	415	480,975
Series 2021, Ref. RB	4.00%	06/01/2055	250	288,794
Maryland (State of) Transportation Authority; Series 2021 A, Ref. RB	5.00%	07/01/2051	1,280	1,667,566
Prince Georges (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2028	750	824,508
Rockville (City of), MD (Ingleside at King Farm); Series 2017 B, RB	5.00%	11/01/2047	550	598,663
				8,957,724

Massachusetts–2.07%
Massachusetts (Commonwealth of) (Consolidated Loan of 2019); Series 2019, GO Bonds	5.00%	05/01/2047	1,000	1,263,412
Massachusetts (Commonwealth of) Development Finance Agency; Series 2019 A, Ref. RB	4.00%	07/01/2044	750	847,670
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup); Series 2018 J-2, RB	5.00%	07/01/2048	2,525	3,065,961
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047	3,390	3,926,297
Massachusetts (Commonwealth of) Development Finance Agency (Milford Regional Medical Center); Series 2020, Ref. RB(f)	5.00%	07/15/2037	245	304,951
Massachusetts (Commonwealth of) Port Authority; Series 2019 A, Ref. RB(h)	5.00%	07/01/2036	1,010	1,268,721
Massachusetts (Commonwealth of) Transportation Fund; Series 2016 B, RB	4.00%	06/01/2046	2,565	2,915,080
Massachusetts (State of) Port Authority; Series 2016 B, RB(h)	4.00%	07/01/2046	1,215	1,359,303

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–(continued)
Massachusetts (State of) Transportation Trust Fund; Series 2010 A-1, VRD RB (LOC - Citibank N.A.)(p)(q)	0.01%	01/01/2037	$1,000	$1,000,000
				15,951,395

Michigan–4.47%
Academy of Warren; Series 2020 A, Ref. RB(f)	5.50%	05/01/2050	250	264,794
Detroit (City of), MI; Series 2018, GO Bonds	5.00%	04/01/2035	670	794,274
Detroit (City of), MI Downtown Development Authority; Series 2018 A, Ref. RB (INS - AGM)(d)(g)(i)	5.00%	07/01/2043	1,150	1,284,812
Detroit Downtown Development Authority; Series 2018 A, RB (INS - AGM)(d)(g)(i)	5.00%	07/01/2038	1,000	1,117,526
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate); Series 2017 A, Ref. RB	5.00%	11/01/2052	1,175	1,273,347
Michigan (State of) Building Authority (Facilities Program);
Series 2016 I, Ref. RB(d)	5.00%	04/15/2041	2,925	3,474,288
Series 2020, Ref. VRD RB(p)	0.06%	10/15/2042	500	500,000
Michigan (State of) Finance Authority; Series 2014 C-1, RB(b)(c)	5.00%	07/01/2022	1,275	1,326,853
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	1,905	2,217,315
Michigan (State of) Finance Authority (Bronson Healthcare Group); Series 2020 A, Ref. RB	5.00%	05/15/2036	1,700	2,036,198
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center); Series 2018, RB	5.00%	11/01/2043	840	1,034,772
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-3, RB (INS - AGM)(g)	5.00%	07/01/2030	2,785	3,155,125
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	640	721,564
Series 2014 D-1, Ref. RB (INS - AGM)(g)	5.00%	07/01/2035	1,250	1,406,664
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	640	722,532
Series 2015, Ref. RB	5.00%	07/01/2035	1,305	1,515,931
Michigan (State of) Finance Authority (Landmark Academy);
Series 2020, Ref. RB	5.00%	06/01/2035	170	189,044
Series 2020, Ref. RB	5.00%	06/01/2045	495	543,032
Michigan (State of) Finance Authority (MidMichigan Health Credit Group); Series 2014, Ref. RB(b)(c)	5.00%	06/01/2024	2,330	2,639,001
Michigan (State of) Finance Authority (Trinity Health Credit); Series 2017 MI, Ref. RB(b)(d)(i)	5.00%	12/01/2046	3,980	4,823,507
Michigan (State of) Hospital Finance Authority (Ascension Health); Series 2010, Ref. RB	5.00%	11/15/2047	1,000	1,265,174
Michigan (State of) Strategic Fund (I-75 Improvement Project); Series 2018, RB(h)	5.00%	12/31/2032	750	935,153
Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport); Series 2017 B, RB(h)	5.00%	12/01/2042	1,000	1,214,752
				34,455,658

Minnesota–0.38%
Bethel (City of), MN (Spectrum High School);
Series 2017 A, Ref. RB	4.25%	07/01/2047	310	334,971
Series 2017 A, Ref. RB	4.38%	07/01/2052	500	541,585
St. Cloud (City of), MN (CentraCare Health System); Series 2019, Ref. RB	5.00%	05/01/2048	1,270	1,565,002
St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2055	430	466,371
				2,907,929

Mississippi–0.99%
Medical Center Educational Building Corp. (The University of Mississippi Medical Center New Facilities and Refinancing); Series 2017 A, Ref. RB	5.00%	06/01/2047	3,000	3,594,749
Mississippi (State of) Hospital Equipment & Facilities Authority (Baptist Memorial Health Care); Series 2016, RB	5.00%	09/01/2046	1,000	1,171,306
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	1,135	1,142,590
West Rankin Utility Authority; Series 2018, RB(b)(c)	5.00%	01/01/2028	1,380	1,740,960
				7,649,605

Missouri–1.24%
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2028	2,290	2,299,903
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB(h)	5.00%	03/01/2046	1,235	1,508,560
Series 2019 B, RB (INS - AGM)(g)(h)	5.00%	03/01/2049	1,020	1,245,439
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	520	586,113

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2014, RB	5.00%	02/01/2035	$1,000	$1,083,899
Series 2019, Ref. RB	5.00%	02/01/2048	335	409,444
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	2,140	2,436,699
				9,570,057

Nebraska–1.72%
Central Plains Energy Project (No. 3);
Series 2012, RB(r)	5.00%	09/01/2032	1,500	1,570,634
Series 2012, RB(r)	5.25%	09/01/2037	1,500	1,574,366
Series 2012, RB(r)	5.00%	09/01/2042	2,750	2,879,495
Series 2017 A, Ref. RB	5.00%	09/01/2034	210	289,454
Series 2017 A, Ref. RB	5.00%	09/01/2042	2,205	3,268,170
Central Plains Energy Project (No. 4); Series 2018, RB(c)	5.00%	01/01/2024	1,835	2,019,922
Douglas (County of), NE Hospital Authority No. 2 (Madonna Rehabilitation Hospital); Series 2014, RB	5.00%	05/15/2036	1,500	1,639,559
				13,241,600

New Hampshire–0.38%
New Hampshire (State of) Business Finance Authority; Series 2020-1, Class A	4.13%	01/20/2034	1	1,182
New Hampshire (State of) Health and Education Facilities Authority; Series 2020 A, RB	5.00%	08/01/2059	1,835	2,954,306
				2,955,488

New Jersey–4.51%
Garden State Preservation Trust; Series 2005 A, RB (INS - AGM)(g)	5.75%	11/01/2028	940	1,167,605
New Jersey (State of) Economic Development Authority;
Series 2005 N-1, Ref. RB (INS - NATL)(d)(g)(i)	5.50%	09/01/2022	3,855	4,057,307
Series 2016 AAA, RB	5.00%	06/15/2041	1,100	1,311,562
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 1999, RB(h)	5.13%	09/15/2023	475	499,142
New Jersey (State of) Economic Development Authority (School Facilities Construction); Series 2013, Ref. RB (SIFMA Municipal Swap Index + 1.60%)(o)	1.62%	03/01/2028	500	507,251
New Jersey (State of) Economic Development Authority (Social Bonds);
Series 2021, RB	4.00%	06/15/2034	1,050	1,260,263
Series 2021, RB	4.00%	06/15/2036	750	895,092
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(h)	5.13%	01/01/2034	1,250	1,387,175
Series 2013, RB(h)	5.38%	01/01/2043	1,000	1,114,046
New Jersey (State of) Higher Education Student Assistance Authority; Series 2018 B, Ref. RB(h)	5.00%	12/01/2024	1,135	1,301,272
New Jersey (State of) Transportation Trust Fund Authority;
Series 2008 A, RB (INS - BAM)(g)(j)	0.00%	12/15/2037	2,055	1,465,155
Series 2014, RB	5.00%	06/15/2030	945	1,195,849
Series 2015 AA, RB	5.25%	06/15/2033	1,545	1,811,324
Series 2015 AA, RB	4.75%	06/15/2035	655	737,068
Series 2018 A, Ref. RB	5.00%	12/15/2024	500	575,340
Series 2018 A, Ref. RB	5.00%	12/15/2032	1,265	1,591,433
Series 2018 A, Ref. RB	5.00%	12/15/2036	600	749,123
Series 2018 A, Ref. RN(d)(i)	5.00%	06/15/2029	1,625	1,937,466
Series 2018 A, Ref. RN(d)(i)	5.00%	06/15/2030	555	660,040
Series 2018 A, Ref. RN(d)(i)	5.00%	06/15/2031	1,020	1,209,282
Series 2022 AA, Ref. RB	5.00%	06/15/2036	1,875	2,386,948
Subseries 2016 A-1, RN	5.00%	06/15/2028	1,035	1,237,444
New Jersey (State of) Turnpike Authority; Series 2013 A, RB(b)(c)	5.00%	07/01/2022	900	936,602
Salem (County of), NJ Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR(h)	5.00%	12/01/2023	615	650,314
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	2,565	3,082,431
Series 2018 A, Ref. RB	5.25%	06/01/2046	855	1,047,080
				34,773,614

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–21.91%
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB(f)(h)	5.25%	12/31/2033	$400	$442,444
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	2,775	2,779,117
Hudson Yards Infrastructure Corp; Series 2020-XF2859, Ctfs. (INS - AGM)(d)(g)	4.00%	02/15/2047	3,380	3,785,492
Metropolitan Transportation Authority;
Series 2016 A, Ref. RB	5.25%	11/15/2032	640	782,614
Series 2019 A, RB (INS - AGM)(d)(g)	4.00%	11/15/2046	2,715	3,154,569
Series 2020 A-2, RB	4.00%	02/01/2022	1,190	1,208,540
Metropolitan Transportation Authority (Green Bonds);
Series 2017 C-1, Ref. RB	5.00%	11/15/2023	615	677,837
Series 2017 C-1, Ref. RB	4.00%	11/15/2038	550	636,445
Series 2020 A-1, RB (INS - BAM)(g)	4.00%	11/15/2053	400	466,422
Series 2020 C-1, RB	5.25%	11/15/2055	1,365	1,695,456
New York & New Jersey (States of) Port Authority;
Series 2017 200, Ref. RB	5.25%	10/15/2057	1,005	1,226,728
Two Hundred Seventh Series 2018, Ref. RB(d)(h)(i)	5.00%	09/15/2028	3,360	4,253,736
New York (City of), NY;
Series 2020-XM0925, GO Bonds(d)	5.00%	08/01/2043	2,365	3,022,479
Series 2021 F-1, GO Bonds	5.00%	03/01/2050	1,000	1,268,978
Series 2021-XM0937, Ctfs.(d)	4.00%	03/01/2047	2,640	3,092,731
New York (City of), NY Industrial Development Agency (Yankee Stadium); Series 2020, Ref. RB (INS - AGM)(g)	3.00%	03/01/2049	2,565	2,737,832
New York (City of), NY Transitional Finance Authority;
Series 2013 I, RB	5.00%	05/01/2038	7,000	7,533,257
Series 2016 B-1, RB	5.00%	08/01/2040	1,000	1,198,218
Series 2016 S-1, RB	5.00%	07/15/2043	1,000	1,180,607
Series 2018 S-2A, Ref. RB	5.00%	07/15/2034	1,270	1,603,539
Series 2018 S-4A, Ref. RB	5.00%	07/15/2037	885	1,114,874
Series 2020 C-1, RB	4.00%	05/01/2039	2,045	2,447,202
Subseries 2013, RB(d)	5.00%	11/01/2038	10,155	11,155,104
New York (City of), NY Water & Sewer System;
Series 2012 FF, RB(d)	5.00%	06/15/2045	9,285	9,639,660
Series 2019 EE-2, Ref. RB(d)	4.00%	06/15/2040	2,850	3,382,103
Series 2020 GG-1, RB(d)	5.00%	06/15/2048	6,485	8,262,216
New York (County of), NY Tobacco Trust VI; Subseries 2016 A-1, Ref. RB	5.75%	06/01/2043	3,240	4,367,213
New York (State of) Dormitory Authority;
Series 2009 C, RB (INS - AGC)(g)	5.00%	10/01/2024	225	225,901
Series 2018 E, RB(d)	5.00%	03/15/2045	5,850	7,314,724
Series 2021-XM0939, Revenue Ctfs.(d)	4.00%	03/15/2042	4,350	5,177,636
New York (State of) Dormitory Authority (Bidding Group 3); Series 2017 B, Ref. RB	5.00%	02/15/2042	1,755	2,151,981
New York (State of) Dormitory Authority (Catholic Health System Obligated Group);
Series 2019 A, Ref. RB	4.00%	07/01/2040	650	744,550
Series 2019 A, Ref. RB	5.00%	07/01/2041	700	866,909
New York (State of) Dormitory Authority (General Purpose);
Series 2013 A, RB(b)(c)	5.00%	02/15/2023	2,900	3,105,354
Series 2014 C, RB(d)	5.00%	03/15/2040	5,655	6,288,643
Series 2018 A, Ref. RB	5.25%	03/15/2038	1,265	1,619,389
New York (State of) Dormitory Authority (New York University); Series 1998 A, RB (INS - NATL)(g)	5.75%	07/01/2027	880	1,039,475
New York (State of) Thruway Authority;
Series 2020-XM0830, Ctfs.(d)	4.00%	01/01/2050	5,505	6,409,056
Series 2020-XX1127, Ctfs. (INS - AGM)(d)(g)(i)	4.00%	01/01/2050	2,670	3,130,963
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, RB(d)	5.00%	12/15/2031	2,910	3,224,875
New York City (City of), NY Transitional Finance Authority; Series 2020-XF2864, Ctfs.(d)	4.00%	11/01/2045	3,410	4,002,894
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB(f)	5.00%	11/15/2044	5,880	6,501,608
New York Power Authority; Series 2020-XF0956, Ctfs.(d)	4.00%	11/15/2050	3,740	4,412,397
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2020, Ref. RB(h)	5.25%	08/01/2031	630	759,273
Series 2020, Ref. RB(h)	5.38%	08/01/2036	965	1,233,306

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(h)	5.00%	08/01/2026	$1,725	$1,729,098
Series 2016, Ref. RB(h)	5.00%	08/01/2031	1,360	1,363,179
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment);
Series 2018, RB(h)	5.00%	01/01/2031	245	299,191
Series 2018, RB(h)	5.00%	01/01/2033	2,145	2,607,822
Series 2018, RB(h)	5.00%	01/01/2034	2,070	2,510,125
Series 2018, RB(h)	4.00%	01/01/2036	1,535	1,749,012
Series 2018, RB(h)	5.00%	01/01/2036	645	780,693
Series 2020, RB(h)	5.00%	10/01/2035	250	318,255
New York Transportation Development Corp. (Delta Air Lines, Inc.-Laguardia); Series 2020, RB(h)	5.00%	10/01/2040	2,045	2,569,478
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(h)	5.00%	07/01/2046	3,310	3,704,687
Series 2016 A, RB(h)	5.25%	01/01/2050	1,810	2,035,918
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,775	1,793,250
Triborough Bridge & Tunnel Authority; Series 2020-XL0169, Revenue Ctfs.(d)	5.00%	05/15/2051	2,215	2,850,115
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels); Series 2021 A, RB	5.00%	11/15/2051	685	882,824
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,290	2,541,515
				169,059,509

North Carolina–3.14%
Charlotte (City of), NC; Series 2021 B, Ref. RB(h)	4.00%	07/01/2051	2,140	2,545,340
Charlotte (City of), NC (Charlotte Douglas International Airport); Series 2019, RB	4.00%	07/01/2044	640	752,335
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health Obligated Group); Series 2021, RB(c)	5.00%	12/01/2028	850	1,102,507
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB(p)	0.01%	01/15/2037	2,000	2,000,000
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, RB(h)	5.00%	06/30/2054	3,180	3,489,056
North Carolina Capital Facilities Finance Agency; Series 2015 B, Ref. RB(b)(c)(d)	5.00%	10/01/2025	9,800	11,666,630
University of North Carolina at Chapel Hill; Series 2019, RB	5.00%	02/01/2049	1,685	2,633,093
				24,188,961

North Dakota–0.62%
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2043	2,210	2,544,262
Series 2017 C, RB	5.00%	06/01/2048	1,970	2,254,494
				4,798,756

Ohio–7.00%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	2,695	3,210,056
American Municipal Power, Inc.; Series 2015 A, Ref. RB	5.00%	02/15/2042	1,105	1,213,798
American Municipal Power, Inc. (AMP Fremont Energy Center); Series 2012, RB	5.00%	02/15/2037	3,610	3,689,653
American Municipal Power, Inc. (Combined Hydroelectric); Series 2016 A, Ref. RB	5.00%	02/15/2037	1,470	1,734,801
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	545	643,174
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2039	480	564,677
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	3,240	3,723,910
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	8,745	10,176,500
Series 2020 B-3, Ref. RB(j)	0.00%	06/01/2057	8,765	1,440,722
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB	6.50%	01/01/2034	1,150	1,238,003
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(f)	5.00%	06/01/2028	805	877,223
Cuyahoga (County of), OH (Metrohealth System); Series 2017, Ref. RB	5.50%	02/15/2052	1,730	2,083,916
Franklin (County of), OH (OhioHealth Corp.); Series 2011 A, RB(b)(c)(d)(i)	5.00%	11/15/2036	3,685	3,721,673
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB(b)(c)	8.00%	07/01/2022	1,505	1,598,946
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref.RB	5.00%	01/01/2046	2,525	2,813,229
Hamilton (County of), OH (Trihealth, Inc. Obligated Group); Series 2017 A, RB	5.00%	08/15/2047	2,520	3,019,245

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Lucas (County of), OH (ProMedica Healthcare System);
Series 2011 A, RB(b)(c)	6.50%	11/15/2021	$3,500	$3,545,253
Series 2018 A, Ref. RB	5.25%	11/15/2048	1,710	2,077,441
Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018; Cost $1,410,388)(f)(l)	6.00%	04/01/2038	1,440	734,370
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	1,000	1,045,594
Ohio (State of) (Portsmouth Bypass); Series 2015, RB (INS - AGM)(g)(h)	5.00%	12/31/2039	825	936,800
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.); Series 2014, RB(c)(h)	2.60%	10/01/2029	1,000	1,058,413
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB(f)(h)	4.25%	01/15/2038	600	696,700
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund); Series 2020 A, RB	5.00%	12/01/2050	1,705	2,180,818
				54,024,915

Oklahoma–1.98%
Edmond Public Works Authority;
Series 2017, RB(d)	5.00%	07/01/2042	2,780	3,385,755
Series 2017, RB(d)	5.00%	07/01/2047	3,265	3,960,024
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2057	5,115	6,320,071
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing); Series 2017, RB (Acquired 12/24/2018; Cost $605,548)(e)(l)	5.00%	08/01/2052	1,990	199,000
Oklahoma (State of) Water Resources Board; Series 2018 C, RB	4.00%	10/01/2048	1,285	1,445,728
				15,310,578

Oregon–0.63%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.38%	11/15/2055	510	569,483
University of Oregon; Series 2020, RB(d)(i)	5.00%	04/01/2050	3,410	4,297,935
				4,867,418

Pennsylvania–3.19%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue);
Series 2018 A, Ref. RB	4.00%	04/01/2044	855	970,920
Series 2018 A, Ref. RB	5.00%	04/01/2047	1,000	1,204,777
Berks (County of), PA Industrial Development Authority (Highlands at Wyomissing (The)); Series 2017 C, RB	5.00%	05/15/2037	1,000	1,115,446
Coatesville School District; Series 2020 A, GO Bonds (INS - BAM)(g)(j)	0.00%	10/01/2036	700	437,825
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.); Series 2018, Ref. RB	5.00%	12/01/2027	750	856,842
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC); Series 2021 A, Ref. RB	4.00%	10/15/2040	600	723,162
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 A, RB(k)	4.75%	12/01/2037	1,010	1,163,342
Series 2018 A-2, RB	5.00%	12/01/2048	1,220	1,519,941
Series 2018 B, RB	5.25%	12/01/2048	1,200	1,513,730
Series 2021 A, RB	4.00%	12/01/2043	465	554,156
Series 2021 A, RB	4.00%	12/01/2044	510	606,349
Subseries 2014 A-2, RB(k)	5.13%	12/01/2039	1,000	1,107,791
Subseries 2017 B-1, RB	5.25%	06/01/2047	2,400	2,937,048
Philadelphia (City of), PA;
Series 2017 A, RB	5.00%	10/01/2052	1,125	1,362,431
Series 2017 B, Ref. RB(h)	5.00%	07/01/2047	2,985	3,585,020
Series 2021, Ref. RB (INS - AGM)(g)(h)	4.00%	07/01/2037	2,085	2,528,309
Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School);
Series 2020, Ref. RB(f)	5.00%	06/15/2040	155	183,502
Series 2020, Ref. RB(f)	5.00%	06/15/2050	290	338,762
Philadelphia (City of), PA Industrial Development Authority (Thomas Jefferson University);
Series 2017 A, Ref. RB	5.00%	09/01/2035	735	888,395
Series 2017 A, Ref. RB	5.00%	09/01/2047	865	1,033,372
				24,631,120

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–5.33%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	$3,525	$3,619,644
Series 2002, RB	5.63%	05/15/2043	1,520	1,529,051
Series 2005 A, RB(j)	0.00%	05/15/2050	6,050	966,079
Series 2005 B, RB(j)	0.00%	05/15/2055	2,600	236,109
Series 2008 A, RB(j)	0.00%	05/15/2057	15,290	1,013,273
Series 2008 B, RB(j)	0.00%	05/15/2057	38,355	2,087,409
Puerto Rico (Commonwealth of);
Series 2003 C-7, Ref. GO Bonds (INS - NATL)(g)	6.00%	07/01/2027	405	419,276
Series 2012 A, Ref. GO Bonds (INS - AGM)(g)	5.00%	07/01/2035	470	482,727
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2012 A, RB(b)	5.00%	07/01/2033	180	187,166
Series 2012 A, RB(b)	5.13%	07/01/2037	1,620	1,686,173
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (INS - NATL)(g)	5.25%	07/01/2032	1,825	1,989,363
Series 2007 VV, Ref. RB (INS - NATL)(g)	5.25%	07/01/2033	750	817,656
Series 2007 VV, Ref. RB (INS - NATL)(g)	5.25%	07/01/2035	660	719,474
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2002 D, RB (INS - AGM)(g)	5.00%	07/01/2032	125	127,017
Series 2005 L, Ref. RB (INS - NATL)(g)	5.25%	07/01/2035	350	381,292
Series 2007 CC, Ref. RB (INS - AGM)(g)	5.25%	07/01/2033	1,260	1,418,630
Series 2007 N, Ref. RB (INS - NATL)(g)	5.25%	07/01/2032	785	855,673
Series 2007 N, Ref. RB (INS - AGC)(g)	5.25%	07/01/2034	1,225	1,371,499
Series 2007 N, Ref. RB (INS - AGC)(g)	5.25%	07/01/2036	1,100	1,241,022
Puerto Rico (Commonwealth of) Public Buildings Authority (Government Facilities); Series 2007 M-3, Ref. RB (INS - NATL)(g)	6.00%	07/01/2024	2,065	2,130,470
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(j)	0.00%	07/01/2027	455	420,025
Series 2018 A-1, RB(j)	0.00%	07/01/2029	1,525	1,341,189
Series 2018 A-1, RB(j)	0.00%	07/01/2031	330	267,595
Series 2018 A-1, RB(j)	0.00%	07/01/2033	2,165	1,632,272
Series 2018 A-1, RB(j)	0.00%	07/01/2046	8,515	2,845,191
Series 2018 A-1, RB(j)	0.00%	07/01/2051	15,510	3,769,163
Series 2018 A-1, RB	4.75%	07/01/2053	1,385	1,584,997
Series 2018 A-1, RB	5.00%	07/01/2058	4,045	4,683,540
Series 2019 A-2, RB	4.33%	07/01/2040	1,115	1,267,514
				41,090,489

Rhode Island–0.16%
Tobacco Settlement Financing Corp.; Series 2015 A, Ref. RB	5.00%	06/01/2035	1,105	1,255,342

South Carolina–1.42%
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes); Series 2013, RB	5.00%	05/01/2028	1,000	1,038,966
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. RB(b)(c)	5.25%	08/01/2023	1,600	1,754,591
South Carolina (State of) Ports Authority;
Series 2015, RB(b)(c)(h)	5.25%	07/01/2025	1,905	2,258,257
Series 2015, RB(b)(c)(h)	5.25%	07/01/2025	240	284,505
Series 2015, RB(b)(c)(h)	5.25%	07/01/2025	1,140	1,351,398
South Carolina (State of) Public Service Authority;
Series 2014, Ref. RB	5.00%	12/01/2046	1,215	1,376,757
Series 2021 B, RB	4.00%	12/01/2047	2,440	2,878,255
				10,942,729

South Dakota–0.46%
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group);
Series 2014 B, RB	5.00%	11/01/2044	1,660	1,878,428
Series 2015, Ref. RB	5.00%	11/01/2045	1,475	1,709,615
				3,588,043

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee–1.16%
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2036	$1,770	$2,185,251
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (Lipscomb University); Series 2019 A, Ref. RB	5.00%	10/01/2038	1,585	1,966,014
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center); Series 2016 A, RB	5.00%	07/01/2046	1,450	1,717,913
Nashville (City of), TN Metropolitan Airport Authority; Series 2019 B, RB(h)	5.00%	07/01/2049	665	831,753
Tennessee Energy Acquisition Corp.; Series 2021 A, RB(c)	5.00%	11/01/2031	1,700	2,271,618
				8,972,549

Texas–14.18%
Austin (City of), TX; Series 2012, Ref. RB	5.00%	11/15/2042	1,750	1,846,361
Board of Regents of the University of Texas System; Series 2020 A, Ref. RB	3.50%	08/15/2050	1,565	1,948,105
Central Texas Regional Mobility Authority;
Series 2020 E, RB	5.00%	01/01/2045	725	908,240
Series 2020 E, RB	4.00%	01/01/2050	1,500	1,741,314
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	1,710	2,000,089
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport);
Series 2013 A, RB(h)	5.00%	11/01/2030	1,700	1,791,849
Series 2014 A, Ref. RB(h)	5.25%	11/01/2026	1,000	1,105,239
Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB(p)	0.01%	11/01/2041	1,600	1,600,000
Houston (City of), TX;
Series 2011 D, RB(b)(c)	5.00%	11/15/2021	3,120	3,151,050
Series 2011 D, RB(b)(c)	5.00%	11/15/2021	1,215	1,227,092
Houston (City of), TX (United Airlines, Inc.);
Series 2018, RB(h)	5.00%	07/15/2028	505	609,621
Series 2021 A, RB(h)	4.00%	07/01/2041	600	653,820
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2014, Ref. RB(h)	4.75%	07/01/2024	1,780	1,903,478
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB(f)	5.50%	08/15/2045	1,360	1,502,405
Lower Colorado River Authority;
Series 2012 A, Ref. RB(b)(c)	5.00%	05/15/2022	5	5,167
Series 2012 A, Ref. RB	5.00%	05/15/2030	2,390	2,470,249
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(f)(h)	4.63%	10/01/2031	3,150	3,317,086
New Hope Cultural Education Facilities Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2028	1,005	1,128,696
Series 2018, Ref. RB	5.00%	10/01/2031	600	666,622
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook);
Series 2017 B, RB	4.75%	07/01/2042	1,115	766,799
Series 2017 B, RB	5.00%	07/01/2052	595	400,862
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	5.00%	07/01/2036	815	853,599
Series 2016, Ref. RB	5.00%	07/01/2046	665	687,416
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University); Series 2014 A, RB (INS - AGM)(g)	5.00%	04/01/2046	2,055	2,265,247
New Hope Cultural Education Facilities Finance Corp. (Forefront Living Plano); Series 2020 A, RB(f)	10.00%	12/01/2025	265	285,623
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village);
Series 2017, Ref. RB	5.00%	01/01/2042	505	547,086
Series 2017, Ref. RB	5.00%	01/01/2047	630	680,999
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North); Series 2020, RB	5.25%	10/01/2055	2,550	2,860,390
North Texas Tollway Authority;
Series 2008 I, Ref. RB(b)(c)	6.20%	01/01/2025	1,000	1,196,849
Series 2011 A, RB(b)(c)	5.50%	09/01/2021	4,365	4,365,000
Series 2015 B, Ref. RB(d)(i)	5.00%	01/01/2040	10,095	10,717,553
Richardson Independent School District; Series 2021, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2046	940	1,112,370
San Antonio (City of), TX;
Series 2013, RB(b)(c)	5.00%	02/01/2023	2,695	2,878,342
Series 2021 A, RB	5.00%	02/01/2049	1,365	1,740,112
San Antonio (City of), TX Water System; Series 2021 A, Ref. RB	4.00%	05/15/2051	1,325	1,580,767
San Antonio Education Facilities Corp. (University of the Incarnate Word); Series 2021, Ref. RB	4.00%	04/01/2046	1,075	1,250,870

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Tarrant County Cultural Education Facilities Finance Corp.; Series 2016 A, Ref. RB(d)	5.00%	02/15/2047	$3,530	$4,209,658
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	2,830	3,083,017
Series 2016, Ref. RB	5.00%	05/15/2045	1,380	1,494,242
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, RB (Acquired 07/27/2007; Cost $1,000,000)(e)(l)	5.63%	11/15/2027	1,000	570,000
Series 2007, RB (Acquired 12/07/2007; Cost $743,795)(e)(l)	5.75%	11/16/2037	825	470,250
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB (Acquired 12/19/2007; Cost $412,619)(e)(l)	5.75%	02/15/2025	440	308,000
Series 2017 A, RB (Acquired 12/15/2016; Cost $2,003,663)(e)(l)	6.38%	02/15/2048	1,985	1,389,500
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	85	101,534
Series 2020, Ref. RB	6.75%	11/15/2051	85	101,120
Series 2020, Ref. RB	6.88%	11/15/2055	85	101,493
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016 A, Ref. RB	5.00%	02/15/2041	4,315	5,159,644
Texas (State of) (College Student Loan); Series 2017, GO Bonds(h)	3.00%	08/01/2034	1,000	1,093,188
Texas (State of) Transportation Commission;
Series 2016 A, GO Bonds	5.00%	04/01/2044	1,730	2,047,466
Series 2019, RB(j)	0.00%	08/01/2042	2,290	999,961
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2012 A, Ref. RB(b)(c)	5.00%	08/15/2022	3,780	3,956,343
Series 2015 B, Ref. RB(j)	0.00%	08/15/2036	3,555	2,050,514
Series 2015 B, Ref. RB(j)	0.00%	08/15/2037	1,210	666,372
Series 2015 C, Ref. RB	5.00%	08/15/2042	5,275	5,920,585
Texas (State of) Water Development Board (State Water Implementation Fund); Series 2017 A, RB	4.00%	10/15/2035	280	330,755
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	4,790	5,619,076
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, RB(h)	5.00%	12/31/2055	1,170	1,311,759
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility); Series 2013, RB(h)	7.00%	12/31/2038	1,500	1,695,774
Texas Private Activity Bond Surface Transportation Corp. (Segment 3C); Series 2019, RB(h)	5.00%	06/30/2058	2,430	2,953,762
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	10	10,031
				109,410,411

Utah–3.55%
Military Installation Development Authority; Series 2021 A-2, RB	4.00%	06/01/2052	500	514,843
Salt Lake City (City of), UT;
Series 2017 A, RB(d)(h)	5.00%	07/01/2047	2,770	3,326,803
Series 2018 A, RB(h)	5.00%	07/01/2048	1,245	1,516,219
Series 2018 A, RB(h)	5.25%	07/01/2048	1,650	2,036,018
Series 2021 A, RB(h)	5.00%	07/01/2046	1,705	2,174,192
University of Utah; Series 2013 A, RB(b)(c)(d)	5.00%	08/01/2023	14,235	15,556,817
Utah (County of), UT; Series 2016 B, RB(d)	4.00%	05/15/2047	2,070	2,251,528
				27,376,420

Virgin Islands–0.25%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2010 A, RB	5.00%	10/01/2025	675	676,701
Series 2010 A, RB	5.00%	10/01/2029	1,250	1,253,149
				1,929,850

Virginia–2.50%
Roanoke (City of), VA Economic Development Authority (Carilion Clinic Obligated Group); Series 2020, Ref. RB	5.00%	07/01/2047	1,275	1,959,751
Roanoke (City of), VA Economic Development Authority (Richfield Living); Series 2020, RB (Acquired 01/23/2020; Cost $335,000)(l)	5.00%	09/01/2050	335	321,154
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC);
Series 2017, RB(h)	5.00%	01/01/2040	380	385,895
Series 2019, RB(h)	5.00%	01/01/2044	2,435	2,471,841

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia–(continued)
Virginia (Commonwealth of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, RB(h)	6.00%	01/01/2037	$905	$947,130
Series 2012, RB(h)	5.50%	01/01/2042	3,650	3,800,108
Virginia (Commonwealth of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, RB(h)	5.00%	07/01/2034	3,390	3,443,468
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(h)	5.00%	12/31/2049	1,190	1,433,811
Series 2017, RB(h)	5.00%	12/31/2052	2,505	3,004,823
Virginia (Commonwealth of) Transportation Board; Series 2017, RB	4.00%	05/15/2042	1,345	1,543,340
				19,311,321

Washington–3.25%
Energy Northwest (Columbia Generating Station); Series 2020 A, Ref. RB	4.00%	07/01/2039	1,575	1,901,575
Kalispel Tribe of Indians; Series 2018 A, RB(f)	5.00%	01/01/2032	1,400	1,679,531
King (County of), WA; Series 2020 A, Ref. RB	4.00%	01/01/2052	3,060	3,591,385
Washington (State of); Series 2019 A, GO Bonds(d)	5.00%	08/01/2042	1,910	2,391,911
Washington (State of) Convention Center Public Facilities District;
Series 2018, RB	5.00%	07/01/2043	1,195	1,464,206
Series 2018, RB(d)(i)	5.00%	07/01/2048	4,275	5,221,758
Series 2018, RB	5.00%	07/01/2048	855	1,035,105
Washington (State of) Health Care Facilities Authority; Series 2019 A-2, Ref. RB(d)(i)	5.00%	08/01/2044	3,705	4,598,820
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(f)	5.00%	07/01/2046	440	477,560
Series 2016 A, Ref. RB(f)	5.00%	07/01/2051	365	395,634
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/2033	2,250	2,329,074
				25,086,559

West Virginia–0.13%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB(f)	7.50%	06/01/2043	850	1,008,593

Wisconsin–3.42%
Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(f)	6.75%	08/01/2031	640	729,366
Series 2017, RB(f)	6.75%	12/01/2042	2,190	2,501,636
Public Finance Authority (KU Campus Development Corp.); Series 2016, RB(d)(i)	5.00%	03/01/2046	6,060	7,089,799
Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(f)	5.13%	06/15/2039	630	692,489
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGM)(g)(j)	0.00%	12/15/2055	6,470	1,909,666
Series 2020 D, RB (INS - AGM)(g)(j)	0.00%	12/15/2060	25,015	5,865,978
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Alliance); Series 2013, Ref. RB	4.00%	11/15/2043	1,255	1,453,865
Wisconsin (State of) Public Finance Authority (Explore Academy); Series 2020 A, RB(f)	6.13%	02/01/2050	425	470,429
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(f)	6.38%	01/01/2048	665	534,139
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	1,710	2,053,361
Series 2018 A, RB	5.35%	12/01/2045	1,710	2,039,371
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	895	1,031,507
				26,371,606

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wyoming–0.36%
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB(b)(c)(d)	5.00%	01/01/2027	$2,250	$2,771,251

TOTAL INVESTMENTS IN SECURITIES(s) –162.67% (Cost $1,157,948,526)				1,255,124,439

FLOATING RATE NOTE OBLIGATIONS–(27.00)%
Notes with interest and fee rates ranging from 0.54% to 0.79% at 08/31/2021 and contractual maturities of collateral ranging from 09/01/2022 to 04/01/2056 (See Note 1J)(t)				(208,345,000)

VARIABLE RATE MUNI TERM PREFERRED SHARES–(35.42)%				(273,292,176)

OTHER ASSETS LESS LIABILITIES–(0.25)%				(1,929,540)

NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$771,557,723

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1J.
(e)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2021 was $5,532,034, which represented less than 1% of the Trust’s Net Assets.

(f)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2021 was $45,382,164, which represented 5.88% of the Trust’s Net Assets.

(g)	Principal and/or interest payments are secured by the bond insurance company listed.
(h)	Security subject to the alternative minimum tax.
(i)

Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $52,811,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(j)	Zero coupon bond issued at a discount.
(k)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(l)	Restricted security. The aggregate value of these securities at August 31, 2021 was $5,904,524, which represented less than 1% of the Trust’s Net Assets.
(m)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(n)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(o)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2021.
(p)

Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2021.

(q)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(r)	Security subject to crossover refunding.
(s)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(t)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2021. At August 31, 2021, the Trust’s investments with a value of $337,025,613 are held by TOB Trusts and serve as collateral for the $208,345,000 in the floating rate note obligations outstanding at that date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Invesco Trust for Investment Grade Municipals

Portfolio Composition

By credit sector, based on total investments

As of August 31, 2021

Revenue Bonds	79.2%

Pre-Refunded Bonds	12.4

General Obligation Bonds	8.0

Other	0.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Invesco Trust for Investment Grade Municipals

Statement of Assets and Liabilities

August 31, 2021

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $1,157,948,526)	$1,255,124,439

Receivable for:
Investments sold	270,000

Interest	12,764,943

Investments matured, at value (Cost $550,000)	88

Investment for trustee deferred compensation and retirement plans	28,052

Total assets	1,268,187,522

Liabilities:
Floating rate note obligations	208,345,000

Variable rate muni term preferred shares ($0.01 par value, 2,733 shares issued with liquidation preference of $100,000 per share)	273,292,176

Payable for:
Investments purchased	12,432,738

Dividends	94,955

Amount due custodian	2,016,695

Accrued fees to affiliates	68,729

Accrued interest expense	224,830

Accrued trustees’ and officers’ fees and benefits	1,289

Accrued other operating expenses	125,335

Trustee deferred compensation and retirement plans	28,052

Total liabilities	496,629,799

Net assets applicable to common shares	$ 771,557,723

Net assets applicable to common shares consist of:
Shares of beneficial interest – common shares	$703,803,252

Distributable earnings	67,754,471

$771,557,723

Common shares outstanding, no par value, with an unlimited number of common shares authorized:
Common shares outstanding	54,225,296

Net asset value per common share	$14.23

Market value per common share	$14.26

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Invesco Trust for Investment Grade Municipals

Statement of Operations

For the six months ended August 31, 2021

(Unaudited)

Investment income:
Interest	$22,299,356

Expenses:
Advisory fees	3,474,131

Administrative services fees	55,206

Custodian fees	966

Interest, facilities and maintenance fees	2,179,986

Transfer agent fees	35,321

Trustees’ and officers’ fees and benefits	14,081

Registration and filing fees	25,118

Reports to shareholders	20,924

Professional services fees	56,164

Other	(55,912)

Total expenses	5,805,985

Net investment income	16,493,371

Realized and unrealized gain from:
Net realized gain from unaffiliated investment securities	1,296,557

Change in net unrealized appreciation of unaffiliated investment securities	18,339,589

Net realized and unrealized gain	19,636,146

Net increase in net assets resulting from operations applicable to common shares	$36,129,517

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Invesco Trust for Investment Grade Municipals

Statement of Changes in Net Assets

For the six months ended August 31, 2021 and the year ended February 28, 2021

(Unaudited)

	August 31,	February 28,
	2021	2021

Operations:
Net investment income	$ 16,493,371	$ 35,252,733

Net realized gain (loss)	1,296,557	(6,124,480)

Change in net unrealized appreciation (depreciation)	18,339,589	(22,283,733)

Net increase in net assets resulting from operations applicable to common shares	36,129,517	6,844,520

Distributions to common shareholders from distributable earnings	(17,764,212)	(33,755,250)

Net increase (decrease) in net assets applicable to common shares	18,365,305	(26,910,730)

Net assets applicable to common shares:
Beginning of period	753,192,418	780,103,148

End of period	$771,557,723	$753,192,418

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	Invesco Trust for Investment Grade Municipals

Statement of Cash Flows

For the six months ended August 31, 2021

(Unaudited)

Cash provided by operating activities:
Net increase in net assets resulting from operations applicable to common shares	$36,129,517

Adjustments to reconcile the change in net assets applicable to common shares from operations to net cash provided by operating activities:
Purchases of investments	(74,343,310)

Proceeds from sales of investments	71,908,685

Proceeds from sales of short-term investments, net	5,389,577

Amortization of premium on investment securities	5,944,497

Accretion of discount on investment securities	(1,346,075)

Net realized gain from investment securities	(1,296,557)

Net change in unrealized appreciation on investment securities	(18,339,589)

Change in operating assets and liabilities:

Decrease in receivables and other assets	403,303

Decrease in accrued expenses and other payables	(131,766)

Net cash provided by operating activities	24,318,282

Cash provided by (used in) financing activities:
Dividends paid to common shareholders from distributable earnings	(17,755,900)

Increase in payable for amount due custodian	1,807,618

Proceeds of TOB Trusts	12,845,000

Repayments of TOB Trusts	(21,215,000)

Net cash provided by (used in) financing activities	(24,318,282)

Net increase in cash and cash equivalents	–

Cash and cash equivalents at beginning of period	–

Cash and cash equivalents at end of period	$–

Supplemental disclosure of cash flow information:
Cash paid during the period for taxes	$27,328

Cash paid during the period for interest, facilities and maintenance fees	$2,181,883

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26	Invesco Trust for Investment Grade Municipals

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated.

	Six Months Ended August 31,		Year Ended February 28,	Year Ended February 29,	Years Ended February 28,
	2021		2021	2020	2019	2018	2017

Net asset value per common share, beginning of period	$ 13.89		$ 14.39	$ 13.31	$ 13.62	$ 13.89	$ 14.63

Net investment income(a)	0.30		0.65	0.58	0.62	0.75	0.80

Net gains (losses) on securities (both realized and unrealized)	0.37		(0.53)	1.12	(0.27)	(0.26)	(0.73)

Total from investment operations	0.67		0.12	1.70	0.35	0.49	0.07

Less:
Dividends paid to common shareholders from net investment income	(0.33)		(0.62)	(0.60)	(0.64)	(0.76)	(0.81)

Return of capital	–		–	(0.02)	(0.02)	–	–

Total distributions	(0.33)		(0.62)	(0.62)	(0.66)	(0.76)	(0.81)

Net asset value per common share, end of period	$ 14.23		$ 13.89	$ 14.39	$ 13.31	$ 13.62	$ 13.89

Market value per common share, end of period	$ 14.26		$ 13.23	$ 12.95	$ 12.20	$ 12.49	$ 13.11

Total return at net asset value(b)	4.88%		1.42%	13.44%	3.23%	3.89%	0.69%

Total return at market value(c)	10.34%		7.35%	11.38%	3.18%	0.94%	2.16%

Net assets applicable to common shares, end of period (000’s omitted)	$771,558		$753,192	$780,103	$721,917	$738,565	$752,934

Portfolio turnover rate(d)	6%		20%	9%	14%	16%	15%

Ratios/supplemental data based on average net assets applicable to common shares outstanding:

Ratio of expenses:

With fee waivers and/or expense reimbursements	1.50	%(e)	1.83%	2.53%	2.56%	2.20%	1.99%

With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	0.93	%(e)	0.97%	0.99%	1.03%	1.04%	1.02%

Without fee waivers and/or expense reimbursements	1.50	%(e)	1.83%	2.53%	2.56%	2.20%	1.99%

Ratio of net investment income to average net assets	4.25	%(e)	4.76%	4.19%	4.67%	5.40%	5.51%

Senior securities:

Total amount of preferred shares outstanding (000’s omitted)	$273,300		$273,300	$273,300	$273,300	$273,300	$273,300

Asset coverage per preferred share(f)	$382,312		$375,592	$385,438	$364,148	$370,240	$375,497

Liquidating preference per preferred share	$100,000		$100,000	$100,000	$100,000	$100,000	$100,000

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.

(c)

Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.

(d)	Portfolio turnover is not annualized for periods less than one year, if applicable.
(e)	Annualized.
(f)

Calculated by subtracting the Trust’s total liabilities (not including the preferred shares, at liquidation value) from the Trust’s total assets and dividing by the total number of preferred shares outstanding.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27	Invesco Trust for Investment Grade Municipals

Notes to Financial Statements

August 31, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Trust for Investment Grade Municipals (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.

The Trust’s investment objective is to provide common shareholders with a high level of current income exempt from federal income tax, consistent with preservation of capital. Under normal market conditions, the Trust will invest at least 80% of its total assets in municipal securities rated investment grade at the time of investment.

The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – The Trust declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally declared and paid annually and are distributed on a pro rata basis to common and preferred shareholders.

E.

Federal Income Taxes – The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Trust’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Trust intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt dividends”, as defined in the Internal Revenue Code.

The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, rating and bank agent fees and other expenses associated with lines of credit and Variable Rate Muni Term Preferred Shares (“VMTP Shares”), and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.

28	Invesco Trust for Investment Grade Municipals

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements, that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Cash and Cash Equivalents – For the purposes of the Statement of Cash Flows, the Trust defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.

J.

Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Trust wherein the Trust, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Trust’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Trust, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Trust would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Trust has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Trust’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

K.

Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Trust’s investments in municipal securities. There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer

29	Invesco Trust for Investment Grade Municipals

market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Trust’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Trust’s transaction costs.

L.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Trust’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Trust accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of 0.55% of the Trust’s average daily managed assets. Managed assets for this purpose means the Trust’s net assets, plus assets attributable to outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Trust’s financial statements for purposes of GAAP).

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Trust, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2021, expenses incurred under this agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Trust. Pursuant to a custody agreement with the Trust, SSB also serves as the Trust’s custodian.

Certain officers and trustees of the Trust are officers and directors of Invesco.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$–	$1,253,738,109	$1,386,330	$1,255,124,439
Other Investments - Assets
Investments Matured	–	88	–	88
Total Investments	$–	$1,253,738,197	$1,386,330	$1,255,124,527

NOTE 4–Security Transactions with Affiliated Funds

The Trust is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Trust from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2021, the Trust engaged in securities purchases of $10,600,129 and securities sales of $28,900,306, which did not result in any net realized gains (losses).

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust. Trustees have the option to defer compensation payable by the Trust, and “Trustees’ and Officers’ Fees and Benefits” includes amounts accrued by the Trust to fund such deferred compensation amounts.

NOTE 6–Cash Balances and Borrowings

The Trust is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Trust

30	Invesco Trust for Investment Grade Municipals

may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2021 were $214,454,571 and 0.52%, respectively.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Trust had a capital loss carryforward as of February 28, 2021, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$21,060,202	$7,802,639	$28,862,841

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2021 was $85,241,398 and $72,133,685, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$105,376,648
Aggregate unrealized (depreciation) of investments	(10,658,106)
Net unrealized appreciation of investments	$94,718,542

Cost of investments for tax purposes is $1,160,405,985.

NOTE 9–Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	Six Months Ended August 31,	Year Ended February 28,
	2021	2021
Beginning shares	54,225,296	54,225,296
Shares issued through dividend reinvestment	–	–
Ending shares	54,225,296	54,225,296

The Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

NOTE 10–Variable Rate Muni Term Preferred Shares

On May 8, 2012, the Trust issued 2,733 Series 2015/6-VGM VMTP Shares, with a liquidation preference of $100,000 per share, pursuant to an offering exempt from registration under the 1933 Act. Proceeds from the issuance of VMTP Shares on May 8, 2012 were used to redeem all of the Trust’s outstanding Auction Rate Preferred Shares (“ARPS”). VMTP Shares are a floating-rate form of preferred shares with a mandatory redemption date and are considered debt for financial reporting purposes. On June 1, 2017, the Trust extended the term of the VMTP Shares and was required to redeem all outstanding VMTP Shares on December 1, 2019, unless earlier redeemed, repurchased or extended. On June 1, 2019, the Trust extended the term of the VMTP Shares and is required to redeem all outstanding VMTP Shares on December 1, 2021, unless earlier redeemed, repurchased or extended. On June 1, 2021, the Trust extended the term of the VMTP Shares and is required to redeem all outstanding VMTP Shares on December 1, 2024, unless earlier redeemed, repurchased or extended. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends and a redemption premium, if any. On or prior to the redemption date, the Trust will be required to segregate assets having a value equal to 110% of the redemption amount.

The Trust incurred costs in connection with the issuance of the VMTP Shares. These costs were recorded as a deferred charge and were amortized over the original 3 year life of the VMTP Shares. In addition, the Trust incurred costs in connection with the extension of the VMTP Shares that are recorded as a deferred charge and are being amortized over the extended term. Amortization of these costs is included in Interest, facilities and maintenance fees on the Statement of Operations, and the unamortized balance is included in the value of Variable rate muni term preferred shares on the Statement of Assets and Liabilities.

Dividends paid on the VMTP Shares (which are treated as interest expense for financial reporting purposes) are declared daily and paid monthly. The initial rate for dividends was equal to the sum of 1.10% per annum plus the Securities Industry and Financial Markets Association Municipal Swap Index (the “SIFMA” Index). As of August 31, 2021, the dividend rate is equal to the SIFMA Index plus a spread of 1.05%, which is based on the long term preferred share ratings assigned to the VMTP Shares by a ratings agency. The average aggregate liquidation preference outstanding and the average annualized dividend rate of the VMTP Shares during the six months ended August 31, 2021 were $273,300,000 and 1.09%, respectively.

The Trust utilizes the VMTP Shares as leverage in order to enhance the yield of its common shareholders. The primary risk associated with VMTP Shares is exposing the net asset value of the common shares and total return to increased volatility if the value of the Trust decreases while the value of the VMTP Shares remains unchanged. Fluctuations in the dividend rates on the VMTP Shares can also impact the Trust’s yield or its distributions to common shareholders. The Trust is subject to

31	Invesco Trust for Investment Grade Municipals

certain restrictions relating to the VMTP Shares, such as maintaining certain asset coverage and leverage ratio requirements. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger an increased rate which, if not cured, could cause the mandatory redemption of VMTP Shares at the liquidation preference plus any accumulated but unpaid dividends.

The liquidation preference of VMTP Shares, which approximates fair value, is recorded as a liability under the caption Variable rate muni term preferred shares on the Statement of Assets and Liabilities. The fair value of VMTP Shares is expected to be approximately their liquidation preference so long as the credit rating on the VMTP Shares, and therefore the “spread” on the VMTP Shares (determined in accordance with the VMTP Shares’ governing document) remains unchanged. At period-end, the Trust’s Adviser has determined that fair value of VMTP Shares is approximately their liquidation preference. Fair value could vary if market conditions change materially. Unpaid dividends on VMTP Shares are recognized as Accrued interest expense on the Statement of Assets and Liabilities. Dividends paid on VMTP Shares are recognized as a component of Interest, facilities and maintenance fees on the Statement of Operations.

NOTE 11–Dividends

The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2021:

Declaration Date	Amount per Share	Record Date	Payable Date
September 1, 2021	$0.0538	September 14, 2021	September 30, 2021
October 1, 2021	$0.0538	October 14, 2021	October 29, 2021

32	Invesco Trust for Investment Grade Municipals

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2021, the Board of Trustees (the Board or the Trustees) of Invesco Trust for Investment Grade Municipals (the Fund) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2021. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 27, 2021 and June 10, 2021, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 10, 2021.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board considered the additional services provided to the Fund due to the fact that the Fund is a closed-end fund, including, but not limited to, leverage management and monitoring, evaluating, and, where appropriate, making recommendations with respect to the Fund’s trading discount, share repurchase program, and distribution rates, as well as shareholder relations activities. The Board received a description of Invesco Advisers’ business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the increased remote working environment resulting from the novel coronavirus (“COVID-19”) pandemic. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers has been able to effectively manage, operate and oversee the Invesco Funds through the challenging COVID-19 pandemic period. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2020 to the performance of funds in the Broadridge performance universe and against the S&P Municipal Bond 5+ Year Investment Grade Index (Index). The Board noted that the Fund’s performance was in the second quintile of its performance universe for the one year period, the fifth quintile for the three year period and the fourth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was above the performance of the Index for the one year period and reasonably comparable to the performance of the Index for the three year and five year periods. The Board noted that underweight exposure to state and local general obligation bonds detracted from the Fund’s performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions. The Board also reviewed supplementally historic premium and

33	Invesco Trust for Investment Grade Municipals

discount levels of the Fund as provided to the Board at meetings throughout the year.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for shares of the Fund was the same as the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent audited annual reports for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fourth quintile of its expense group and discussed with management reasons for such relative total expenses.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board noted that most closed-end funds do not have fund level breakpoints because closed-end funds generally do not experience substantial asset growth after the initial public offering. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted that such methodology had recently been reviewed and enhanced. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund. The Board considered the organizational structure employed to provide these services.

The Board considered that the Fund’s uninvested cash in registered money market funds advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash.

34	Invesco Trust for Investment Grade Municipals

Proxy Results

A Virtual Joint Annual Meeting (“Meeting”) of Shareholders of Invesco Trust For Investment Grade Municipals (the “Fund”) was held on August 6, 2021. The Meeting was held for the following purposes:

(1). Election of Trustees by Common Shareholders and Preferred Shareholders voting together as a single class.

The results of the voting on the above matters were as follows:

	Matter	Votes For	Votes Withheld
(1).	Jack M. Fields	43,656,728.65	922,276.15
	Martin L. Flanagan	43,697,864.65	881,140.15
	Elizabeth Krentzman	43,558,140.58	1,020,864.21
	Robert C. Troccoli	42,329,422.89	2,249,581.90
	James D. Vaughn	42,329,430.67	2,249,574.13

35	Invesco Trust for Investment Grade Municipals

Correspondence information

Send general correspondence to Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000.

Trust holdings and proxy voting information

The Trust provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Trust’s Form N-PORT filings on the SEC website at sec.gov. The SEC file number for the Trust is shown below.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

SEC file number(s): 811-06471	VK-CE-IGMUNI-SAR-1

ITEM 2.    CODE OF ETHICS.

Not applicable for a semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 9.    PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None

ITEM 11.    CONTROLS AND PROCEDURES.

(a)

As of October 21, 2021, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of October 21, 2021, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM	12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM	13. EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Invesco Trust for Investment Grade Municipals

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 4, 2021

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 4, 2021

By:	/s/ Adrien Deberghes
Adrien Deberghes
Principal Financial Officer

Date:	November 4, 2021